Fair Value Measurements (Details) - Schedule of quantitative information regarding Level 3 fair value measurements inputs - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Quantitative Information Regarding Level 3 Fair Value Measurements Inputs [Abstract]
Volatility	2.40%	10.70%	21.00%
Stock price (in Dollars per share)	$ 9.95	$ 9.8	$ 10.12
Expected life of the options to convert	3 years 9 months 21 days	5 years	6 years
Risk-free rate	4.17%	1.31%	0.51%
Dividend yield	0.00%	0.00%	0.00%